Borrowings and Lines of Credit	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Borrowings and Lines of Credit
BORROWINGS AND LINES OF CREDIT

(dollars in millions)	2014	2013
Short-term borrowings:
Commercial paper	$—	$200
Other borrowings	126	188
Total short-term borrowings	$126	$388

At December 31, 2014, we had revolving credit agreements with various banks permitting aggregate borrowings of up to $4.35 billion pursuant to a $2.20 billion revolving credit agreement and a $2.15 billion multicurrency revolving credit agreement, both of which expire in May, 2019. As of December 31, 2014, there were no borrowings under either of these revolving credit agreements. The undrawn portions of these revolving credit agreements are also available to serve as backup facilities for the issuance of commercial paper. As of December 31, 2014, our maximum commercial paper borrowing limit was $4.35 billion. We use our commercial paper borrowings for general corporate purposes, including the funding of potential acquisitions and repurchases of our common stock.
The weighted-average interest rates applicable to short-term borrowings outstanding at December 31, 2014 and 2013 were 5.7% and 1.8%, respectively. At December 31, 2014, approximately $816 million was available under short-term lines of credit with local banks at our various domestic and international subsidiaries.
On April 1, 2014, we redeemed all remaining outstanding 2016 Goodrich 6.290% notes, representing approximately $188 million in aggregate principal, under our redemption notice issued on February 28, 2014.
During 2013, we repaid approximately $1,698 million of Goodrich and UTC notes bearing interest ranging from 1.200% to 6.290%, with original maturity dates ranging from 2015 to 2021, under previously disclosed redemptions and tender offers. During 2013, a combined net extinguishment loss of approximately $23 million was recognized within Interest expense, net in the accompanying Consolidated Statements of Operations.
Long-term debt consisted of the following as of December 31:

(dollars in millions)	2014	2013
LIBOR § plus 0.500% floating rate notes due 2015	$500	$500
4.875% notes due 2015*	1,200	1,200
6.290% notes due 2016‡	—	188
5.375% notes due 2017*	1,000	1,000
1.800% notes due 2017*	1,500	1,500
6.800% notes due 2018‡	99	99
6.125% notes due 2019*	1,250	1,250
8.875% notes due 2019	271	271
4.500% notes due 2020*	1,250	1,250
4.875% notes due 2020‡	171	171
8.750% notes due 2021	250	250
3.100% notes due 2022*	2,300	2,300
1.550% junior subordinated notes due 2022†	1,100	1,100
7.100% notes due 2027‡	141	141
6.700% notes due 2028	400	400
7.500% notes due 2029*	550	550
5.400% notes due 2035*	600	600
6.050% notes due 2036*	600	600
6.800% notes due 2036‡	134	134
7.000% notes due 2038‡	159	159
6.125% notes due 2038*	1,000	1,000
5.700% notes due 2040*	1,000	1,000
4.500% notes due 2042*	3,500	3,500
Project financing obligations	147	86
Other (including capitalized leases)‡	378	394
Total principal long-term debt	19,500	19,643
Other (fair market value adjustments and discounts)‡	168	210
Total long-term debt	19,668	19,853
Less: current portion	1,796	112
Long-term debt, net of current portion	$17,872	$19,741

*
We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.

†
The junior subordinated notes are redeemable at our option, in whole or in part, on a date not earlier than August 1, 2017. The redemption price will be the principal amount, plus accrued and unpaid interest, if any, up to but excluding the redemption date. We may extend or eliminate the optional redemption date as part of a remarketing of the junior subordinated notes which could occur between April 29, 2015 and July 15, 2015 or between July 23, 2015 and July 29, 2015.

‡	Includes notes and remaining fair market value adjustments that were assumed as a part of the Goodrich acquisition on July 26, 2012.

§	The three-month LIBOR rate as of December 31, 2014 was approximately 0.2%.
The project financing obligations noted above are associated with the sale of rights to unbilled revenues related to the ongoing activity of an entity owned by UTC Climate, Controls & Security. The percentage of total short-term borrowings and long-term debt at variable interest rates was 4% and 5% at December 31, 2014 and 2013, respectively. Interest rates on our commercial paper borrowings are considered variable due to their short-term duration and high-frequency of turnover.
The schedule of principal payments required on long-term debt for the next five years and thereafter is:

(dollars in millions)
2015	$1,796
2016	110
2017	2,518
2018	118
2019	1,570
Thereafter	13,388
Total	$19,500

We have an existing universal shelf registration statement filed with the Securities and Exchange Commission (SEC) for an indeterminate amount of securities for future issuance, subject to our internal limitations on the amount of securities to be issued under this shelf registration statement.